Income Taxes - Income Tax Reconciliation (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Income (loss) before income taxes	$ 130.5	$ 714.1	$ 606.0	$ 277.8	$ 37.8
Tax rate	35.00%	35.00%	35.00%	35.00%	35.00%
Income tax expense (benefit) at federal statutory rate	45.7	249.9	212.1	97.2	13.2
Valuation allowance	94.8	(56.1)	(48.3)	175.0	547.0
Dividend received deduction	(93.3)	(79.4)	(101.3)	(74.0)	(108.0)
Audit settlement	(1.9)	(7.5)	(4.3)	13.0	(312.0)
Loss on extinguishment of debt					38.0
State tax expense (benefit)	(2.3)	(27.0)	(8.8)	17.0	(6.0)
Noncontrolling interest	(29.6)	(77.8)	(48.4)	(67.0)	4.0
Tax credits	(12.8)	(13.9)	(19.6)	(19.0)	(19.0)
Non-deductible expenses	(8.9)	9.1	14.2	32.0	13.0
Other	1.9	(1.3)	(0.8)	0.8	0.8
Income tax expense (benefit)	$ (6.4)	$ (4.0)	$ (5.2)	$ 175.0	$ 171.0